Schedule of Notes Payable (Details) (Parenthetical) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Short-Term Debt [Line Items]
Debt instrument maturity date	Sep. 06, 2022
Unamortized debt discount	$ 20,506
Department of Economic and Community Development [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount	147,372	$ 147,372	$ 147,372
Debt instrument periodic payment	$ 2,132	$ 2,132	$ 2,132
Debt instrument maturity date	Oct. 01, 2022	Oct. 01, 2022	Oct. 01, 2022
Paycheck Protection Program [Member]
Short-Term Debt [Line Items]
Debt instrument stated percentage	1.00%	1.00%	1.00%
CEO [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount	$ 8,410
CEO [Member] | Series C Preferred Stock [Member]
Short-Term Debt [Line Items]
Shares issued	25